Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
September 22, 2021
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Select Large Caps & FANGs ETF, Direxion Daily Select Large Caps & FANGs Bear 1X Shares, Direxion Daily Select Large Caps & FANGs Bull 2X Shares and Direxion Daily Select Large Caps & FANGs Bear 2X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 17, 2021, filed electronically as Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A on September 17, 2021.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
Secretary
Rafferty Asset Management, LLC